GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2015
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13:              GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2014 and 2015, allocated to the geographic areas in which it was generated:

	Six months ended June 30
	2014	2015
	Unaudited	Unaudited

North America (mainly U.S.)	$167,165	$78,592
Europe	44,618	17,952
Other	12,575	4,162

	$224,358	$100,706

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company's property and equipment as of December 31, 2014 and June 30, 2015:

	December 31,	June 30,
	2014	2015
	Audited	Unaudited

Israel	$9,952	$10,371
U.S.	1,460	1,219
Europe	768	650

	$12,180	$12,240